Long-Term Debt (Long-Term Debt) (Details) (USD $)			12 Months Ended			12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 6.875% Notes, Due 2011 [Member]	Dec. 31, 2010 6.875% Notes, Due 2011 [Member]	Apr. 30, 2011 6.875% Notes, Due 2011 [Member]	Dec. 31, 2011 6.6% Senior Notes, Due 2018 [Member]	Dec. 31, 2010 6.6% Senior Notes, Due 2018 [Member]	Dec. 31, 2011 7% Debentures, Due 2025 [Member]	Dec. 31, 2010 7% Debentures, Due 2025 [Member]	Jan. 23, 2011 6.25% Senior Notes, Due 2037 [Member]	Dec. 31, 2011 6.25% Senior Notes, Due 2037 [Member]	Dec. 31, 2010 6.25% Senior Notes, Due 2037 [Member]	Dec. 31, 2011 Term Loan Facility, Due 2015, Interest Rate Of 0% At December 31, 2011 [Member]	Dec. 31, 2010 Term Loan Facility, Due 2015, Interest Rate Of 0% At December 31, 2011 [Member]	Dec. 31, 2011 Term Loan, Due 2012, Interest Rate Of 3.29% At December 31, 2010 [Member]	Dec. 31, 2010 Term Loan, Due 2012, Interest Rate Of 3.29% At December 31, 2010 [Member]	Dec. 31, 2011 Revolving Facility, Interest Rate Of 0% At December 31, 2011 [Member]	Dec. 31, 2011 AR Credit Facility, Interest Rate Of 0% At December 31, 2011 [Member]	Dec. 31, 2011 Other Notes [Member]	Dec. 31, 2010 Other Notes [Member]
Debt Instrument [Line Items]
Total debt	$ 1,060,084,000	$ 1,030,759,000		$ 242,129,000		$ 298,476,000	$ 298,288,000	$ 124,417,000	$ 124,393,000		$ 247,915,000	$ 247,882,000	$ 250,000,000			$ 111,750,000
Credit Facility	1,963,000																35,000,000	100,000,000
Other notes																			4,276,000	6,317,000
Less current maturities	(7,182,000)	(248,714,000)
Long-term debt	$ 1,052,902,000	$ 782,045,000
Interest rate on notes			6.875%	6.875%	6.875%	6.60%	6.60%	7.00%	7.00%	6.25%	6.25%	6.25%				3.29%
Interest rate on term loan													2.20%		3.29%
Maturity date			2011	Due 2011		April 15, 2018	April 15, 2018	December 1, 2025	December 1, 2025	2037	May 1, 2037	May 1, 2037	2015	Due 2015	2012	Due 2012
Credit Facility interest rate																	2.64%	1.66%